General	6 Months Ended
Jun. 30, 2024
General [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	Steakholder Foods Ltd. (formerly Ophectra Real Estate and Investments Ltd., Meat-Tech 3D Ltd. and MeaTech 3D Ltd.) (the “Company”) was incorporated in Israel on July 22, 1992 as a private company limited by shares in accordance with the Companies Ordinance, 1983, and later completed an initial public offering on the Nasdaq Capital Market (Nasdaq), listing American Depositary Shares (ADSs) for trade under the ticker STKH. In August 2022, the Company changed its name from MeaTech 3D Ltd. to Steakholder Foods Ltd.

B.	The Company is developing and selling two types of 3D-printing production machines, and developing plant-based products that aim to replicate the complex textures of traditional meats such as beef steaks, white fish, shrimp, and eel. Also, the Company is exploring the integration of cultivated cells, preparing for future advancements in food technology.

C.	Since its inception, the Company has incurred significant losses and negative cash flows from operations and as of June 30, 2024, has an accumulated deficit of USD 74,511 thousand. The Company has financed its operations mainly through fundraising from various investors. The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. Management is of the opinion that its existing cash will be sufficient to fund operations until the first quarter of 2025. As a result, there is substantial doubt about the Company’s ability to continue as a going concern. Management’s plans include the continue securing sufficient financing through the sale of additional equity securities or capital inflows from strategic partnerships. Additional funds may not be available when the Company needs them on terms that are acceptable to it, or at all. If the Company is unsuccessful securing sufficient financing, it may need to cease operations. The condensed consolidated interim financial statements include no adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.